UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2017 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 99.4%
Argentina 8.8%
Banco Macro SA (ADR)	57,000	4,948,170
BBVA Banco Frances SA (ADR)*	152,174	2,384,566
Grupo Clarin SA "B", (GDR) (REG S)	301,685	7,828,726
Grupo Financiero Galicia SA (ADR) (a)	103,000	3,740,960
Grupo Supervielle SA (ADR) (a)	263,373	4,719,644
MercadoLibre, Inc.	2,900	836,418
(Cost $15,577,956)		24,458,484
Brazil 63.9%
AES Tiete Energia SA	321	291
AES Tiete Energia SA (Preferred)	3,424	3,063
Ambev SA	2,102,000	12,908,525
B2W Cia Digital*	2,051,084	8,748,029
Banco do Brasil SA	1,771,000	16,299,549
Banco do Estado do Rio Grande do Sul SA "B", (Preferred)	120,000	562,990
Banco Santander Brasil SA (Units)	1,241,793	10,158,622
BB Seguridade Participacoes SA	312,000	2,746,452
BRF SA*	1,400,000	16,575,433
Centrais Eletricas Brasileiras SA*	862,061	3,732,045
Centrais Eletricas Brasileiras SA "B", (Preferred)	500,166	2,673,775
Construtora Tenda SA*	1,233,989	6,212,782
Gafisa SA*	696,396	2,646,365
Iguatemi Empresa de Shopping Centers SA	1,071,000	12,604,647
IRB Brasil Resseguros SA*	715,384	6,719,450
Itau Unibanco Holding SA (ADR)	235,000	2,798,850
Lojas Americanas SA	701,220	2,903,058
Lojas Americanas SA (Preferred)	3,539,213	17,784,876
Lojas Renner SA	977,259	9,182,318
Multiplan Empreendimentos Imobiliarios SA	402,375	9,275,006
Natura Cosmeticos SA	347,000	2,787,484
Ouro Fino Saude Animal Participacoes SA*	43,572	377,265
Raia Drogasil SA	915,956	20,267,438
WEG SA	1,471,600	8,938,094
(Cost $154,423,891)		176,906,407
Chile 6.5%
Cencosud SA	2,965,574	8,441,382
Embotelladora Andina SA "B", (Preferred)	1,184,286	5,394,799
Itau CorpBanca	441,885,335	4,189,067
(Cost $18,360,494)		18,025,248
Colombia 2.6%
Grupo de Inversiones Suramericana SA	513,411	7,224,566
Grupo de Inversiones Suramericana SA (Preferred)	6,964	96,270
(Cost $8,936,741)		7,320,836
Mexico 13.2%
Banregio Grupo Financiero SAB de CV	850,000	5,571,015
Corporativo Fragua SAB de CV	176,000	2,169,736
El Puerto de Liverpool SAB de CV "C1"	1,328,000	11,935,402
Fomento Economico Mexicano SAB de CV (Units)	277,000	2,793,106
Gentera SAB de CV	3,480,000	5,277,911
Gruma SAB de CV "B"	633,000	8,727,773
(Cost $34,568,719)		36,474,943
Peru 3.3%
Credicorp Ltd.	15,175	2,809,500
InRetail Peru Corp. 144A	335,000	6,197,500
(Cost $8,025,111)		9,007,000
Spain 1.1%
Prosegur Cia de Seguridad SA (Cost $2,432,458)	429,468	2,943,661
Total Equity Securities (Cost $242,325,370)		275,136,579
	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), September 2008, 3.5%, 8/19/2019 (b) (Cost $14,831)	43,800	149,256
	Shares	Value ($)
Securities Lending Collateral 0.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (c) (d) (Cost $1,121,215)	1,121,215	1,121,215
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.07% (c) (Cost $171,789)	171,789	171,789
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $243,633,205) †	100.0	276,578,839
Other Assets and Liabilities, Net	0.0	67,782
Net Assets	100.0	276,646,621

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $252,564,928. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $24,013,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,873,837 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,859,926.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $1,066,704, which is 0.4% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	149,256	0.05

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2017 the Deutsche Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Consumer Staples	86,263,176	31%
Financials	80,247,582	29%
Consumer Discretionary	67,241,556	25%
Real Estate	21,879,653	8%
Industrials	12,031,011	5%
Utilities	6,409,174	2%
Information Technology	836,418	0%
Health Care	377,265	0%
Total	275,285,835	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$24,458,484	$—	$—	$24,458,484
Brazil	176,906,407	—	—	176,906,407
Chile	18,025,248	—	—	18,025,248
Colombia	7,320,836	—	—	7,320,836
Mexico	36,474,943	—	—	36,474,943
Peru	9,007,000	—	—	9,007,000
Spain	2,943,661	—	—	2,943,661
Other Investments	—	—	149,256	149,256
Short-Term Investments (e)	1,293,004	—	—	1,293,004
Total	$276,429,583	$—	$149,256	$276,578,839

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended July 31, 2017, the amount of the transfers between Level 2 and Level 1 was $6,682,987.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017